Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Classification	Estimated useful life
Furniture and office equipment	3-5 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	5-20 years
Software	3 years

Schedule of Revenue	Revenue was comprised of the following.
	Years Ended December 31,
	2023	2022	2021
Revenues
Hardware	$2,428,592	$2,504,426	$2,434,694
Tax devices and service	1,376,323	1,803,650	1,970,363
Software	758,816	2,120,532	2,056,106
Total revenues	$4,563,731	$6,428,608	$6,461,163

Schedule of Exchange Rates	The exchange rates as of December 31, 2023 and 2022 and for the year ended December 31, 2023 and 2022 are as follows:
	December 31,		Years Ended December 31,
	2023	2022	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.0971	6.9091	7.0732	6.7285